Earnings per share - Summary of earning per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [line items]
(Loss)/profit attributable to equity holders of the parent	£ (19,158)	£ 12,088
Weighted average number of ordinary shares	583,892,445	494,617,344
(Loss)/profit per share – basic (£)	£ (0.03)	£ 0.02
Effect of dilutive ordinary shares		£ (14,363)
Numerator – Diluted earnings per share	£ (19,158)	£ (2,275)
Number of ordinary shares used for basic earnings per share	583,892,445	494,617,344
Weighted average effect of dilutive ordinary shares		48,264,422
Weighted average number of diluted ordinary shares outstanding	583,892,445	542,881,766
Loss per share – diluted (£)	£ (0.03)	£ 0